Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Payable
Schedule of Other Accounts Payable

	12.31.2022	12.31.2021
Fair value in the purchase and sale of power (Note 34.2.12)	738,703	545,468
Generation deviation - wind projects (Note 34.2.11)	184,813	108,031
Payments/returns to consumers	50,652	45,579
Public lighting rate collected	52,520	32,895
Aneel Order No. 084/2017 provision	38,145	34,113
Obligations to customers in gas sales operations (a)	33,223	35,130
Financial offset for the use of water resources	28,511	12,066
Pledges in guarantee	29,924	35,285
Acquisition of equity interest	294	46,361
Other liabilities	90,068	75,364
	1,246,853	970,292
Current	601,619	370,383
Noncurrent	645,234	599,909
(a)	Refers to amounts paid for the purchase of contracted gas volumes not yet taken by customers.